Business Acquisition - Schedule of Purchase Price to the Assets Acquired (Details) - Debary Animal Clinic [Member]	Jun. 04, 2025 USD ($)
Business Acquisition [Line Items]
Closing Cash Consideration	$ 1,850,000
Closing Equity Consideration	92,500
Total Consideration	1,942,500
Inventory	40,000
Buildings	487,819
Land	148,500
Furniture, Fixtures & Equipment	200,000
Customer Lists	100,000
Goodwill	$ 966,181